Summary Of Significant Accounting Policies (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Payments for Deposits on Real Estate Acquisitions	$ 44.3
Accumulated amortization, assumed below-market debt adjustment	3.8	$ 3.7
Accumulated amortization, deferred financing expenses	8.3	5.4
Bad debt reserve	$ 6.0	$ 3.3
Stock repurchase program, number of shares authorized to be repurchased, percentage of weighted-average shares	5.00%
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Land Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Building and Building Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	30 years